Significant Accounting Policies - 6K	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Significant Accounting Policies [Abstract]
Significant Accounting Policies
2.	Significant Accounting Policies:

A discussion of the Company's significant accounting policies can be found in the Company's consolidated financial statements included in the Annual Report on Form 20-F for the year ended December 31, 2015, filed with the SEC on April 20, 2016. There have been no material changes to these policies in the nine-month period ended September 30, 2016.

On January 1, 2016, the Company adopted Accounting Standards Update (“ASU”) No. 2015-02 Consolidation (Topic 810): Amendments to the Consolidation Analysis effective for the fiscal year ending December 31, 2016 and interim periods within this fiscal year. The adoption of this guidance had no impact on the Company's results of operations, cash flows and net assets for any period.

On January 1, 2016, the Company adopted ASU No. 2015-15 Interest—Imputation of Interest (Subtopic 835-30): Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements—Amendments to SEC Paragraphs Pursuant to Staff Announcement at June 18, 2015 EITF Meeting (SEC Update) effective for the fiscal year ending December 31, 2016 and  interim periods within this fiscal year. The adoption of this guidance had no impact on the Company's results of operations, cash flows and net assets for any period.

Recent accounting pronouncements

The Financial Accounting Standards Board (“FASB”) issued the following amendments which clarifies the guidance in ASU No. 2014-09 and has the same effective date as the original standard: ASU No. 2016-12 Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients and ASU No. 2016-11 Revenue Recognition (Topic 605) and Derivatives and Hedging (Topic 815): Rescission of SEC Guidance Because of Accounting Standards Updates 2014-09 and 2014-16 Pursuant to Staff Announcements at the March 3, 2016 EITF Meeting issued in May 2016; ASU No. 2016-10 Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing issued in April 2016; and ASU No. 2016-08 Revenue from Contracts with Customers: Principal versus Agent Considerations (Reporting Revenue Gross versus Net) issued in March 2016. On August 12, 2015, the FASB issued ASU No. 2015-14, Revenue from Contracts with Customers, which amends ASU No. 2014-09 (issued by the FASB on May 28, 2014 and which outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. This standard is effective for public entities with reporting periods beginning after December 15, 2017. Early application is permitted only as of annual reporting periods (including interim reporting periods within those periods) beginning after December 15, 2016. The Company is currently evaluating the impact, if any, of the adoption of this new standard and amendments.

In March 2016, the FASB issued ASU No. 2016-09, Compensation — Stock Compensation: Improvements to Employee Share-Based Payment Accounting which is intended to simplify several areas of accounting for share-based compensation arrangements, including the income tax impact, classification on the statement of cash flows and forfeitures. This standard is effective for public entities with annual periods beginning after December 15, 2016, and interim periods within those annual periods. Early adoption is permitted in any interim or annual period.  The Company believes that the implementation of this update will not have any material impact on its financial statements and has not elected early adoption.

In June 2016, the FASB issued ASU No. 2016-13 Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The amendments affect entities holding financial assets and net investment in leases that are not accounted for at fair value through net income. The amendments affect loans, debt securities, trade  receivables, net investments in leases, off-balance-sheet credit exposures, reinsurance receivables, and  any other financial assets not excluded from the scope that have the contractual right to receive cash. This standard is effective for public business entities that are U.S. Securities and Exchange Commission (“SEC”) filers, with reporting periods beginning after December 15, 2019, including interim periods within those fiscal years. Early application is permitted only as of annual reporting periods (including interim reporting periods within those periods) beginning after December 15, 2018. The Company is currently evaluating the impact, if any, of the adoption of this new standard.

In August 2016, the FASB issued ASU No. 2016-15 Statement of Cash Flows (Topic 230) – Classification of Certain Cash Receipts and Cash Payments which addresses the following eight specific cash flow issues with the objective of reducing the existing diversity in practice: Debt prepayment or debt extinguishment costs; settlement of zero-coupon debt instruments or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing; contingent consideration payments made after a business combination; proceeds from the settlement of insurance claims; proceeds from the settlement of corporate-owned life insurance policies (COLIs) (including bank-owned life insurance policies (BOLIs)); distributions received from equity method investees; beneficial interests in securitization transactions; and separately identifiable cash flows and application of the predominance principle. ASU 2016-15 is effective for fiscal years beginning after December 15, 2017 including interim periods within that reporting period, however early adoption is permitted. The Company is currently evaluating the provisions of this guidance and assessing its impact on its consolidated financial statements and notes disclosures.

In November 2016, the FASB issued ASU No. 2016-18 Statement of Cash Flows (Topic 230) – Restricted Cash which addresses the presentation of changes in restricted cash and restricted cash equivalents in the statement of cash flows. ASU 2016-18 is effective for fiscal years beginning after December 15, 2017 including interim periods within that reporting period, however early adoption is permitted. The Company is currently evaluating the provisions of this guidance and assessing its impact on its consolidated financial statements and notes disclosures.

(a)	Concentration of Credit Risk

Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents and trade accounts receivable. The Company places its cash and cash equivalents, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of the financial institutions in which it places its deposits. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers' financial condition. Customers individually accounting for more than 10% of the Company's revenues during the nine-month periods ended September 30, 2016 and 2015, were:

Customer	2016	2015
A	19%	-
B	12%	-
C	10%	21%
D	-	56%
E	-	23%
Total	41%	100%

2.	Significant Accounting Policies:
(a)	Principles of Consolidation
The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (U.S. GAAP) and include the accounts and operating results of Seanergy and its wholly-owned subsidiaries where Seanergy has control. Control is presumed to exist when Seanergy through direct or indirect ownership retains the majority of voting interest. In addition, Seanergy evaluates its relationships with other entities to identify whether they are variable interest entities and to assess whether it is the primary beneficiary of such entities. If the determination is made that the Company is the primary beneficiary, then that entity is included in the consolidated financial statements. The Company deconsolidates a subsidiary or derecognizes a group of assets when the Company no longer controls the subsidiary or group of assets, and a gain or loss is recognized. When the Company does not have a controlling interest in an entity, but exerts a significant influence over the entity, the Company applies the equity method of accounting. All significant intercompany balances and transactions and any intercompany profit or loss on assets remaining with the Group have been eliminated in the accompanying consolidated financial statements.
A parent company deconsolidates a subsidiary or derecognizes a group of assets when that parent company no longer controls the subsidiary or group of assets specified in ASC 810-10-40-3A. When control is lost, the parent-subsidiary relationship no longer exists and the parent derecognizes the assets and liabilities of the qualifying subsidiary or group of assets. The Financial Accounting Standards Board ("FASB") concluded that the loss of control and the related deconsolidation of a subsidiary or derecognition of a group of assets specified in ASC 810-10-40-3A is a significant economic event that changes the nature of the investment held in the subsidiary or group of assets. Based on this consideration, a gain or loss is recognized upon the deconsolidation of a subsidiary or derecognition of a group of assets.
(b)	Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates include evaluation of relationships with other entities to identify whether they are variable interest entities, determination of vessel useful lives, allocation of purchase price in a business combination, determination of vessels impairment and determination of goodwill impairment.
(c)	Foreign Currency Translation
Seanergy's functional currency is the United States dollar since the Company's vessels operate in international shipping markets and therefore primarily transact business in US Dollars. The Company's books of accounts are maintained in US Dollars. Transactions involving other currencies are translated into the United States dollar using exchange rates, which are in effect at the time of the transaction. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated to United States dollars at the foreign exchange rate prevailing at year-end. Gains or losses resulting from foreign currency translation are reflected in the consolidated statement of income/(loss).
(d)	Concentration of Credit Risk
Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents and trade accounts receivable. The Company places its cash and cash equivalents, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of the financial institutions in which it places its deposits. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers' financial condition. Customers individually accounting for more than 10% of the Company's revenues during the years ended December 31, 2015, 2014 and 2013 were:
Customer	2015	2014	2013
A	47%	-	-
B	15%	-	-
C	12%	-	-
D	10%	-	-
E	-	59%	18%
F	-	29%	-
G	-	-	16%
H	-	-	12%
I	-	-	10%
Total	84%	88%	56%

(e)	Cash and Cash Equivalents
Seanergy considers time deposits and all highly liquid investments with an original maturity of three months or less to be cash equivalents. Restricted cash is excluded from cash and cash equivalents. Restricted cash represents minimum cash deposits or cash collateral deposits required to be maintained with certain banks under the Company's borrowing arrangements or in relation to bank guarantees issued on behalf of the Company. In the event that the obligation relating to such deposits is expected to be terminated within the next twelve months, these deposits are classified as current assets; otherwise they are classified as non-current assets.
(f)	Accounts Receivable Trade, Net
Accounts receivable trade, net at each balance sheet date, includes receivables from charterers for hire, freight and demurrage billings, net of a provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. The provision for doubtful accounts at December 31, 2015 and 2014 amounted to $43 and $13, respectively.
(g)	Inventories
Inventories consist of lubricants and bunkers which are stated at the lower of cost or market value. Cost is determined by the first in, first out method.
(h)	Insurance Claims
The Company records insurance claim recoveries for insured losses incurred on damage to fixed assets and for insured crew medical expenses and for legal fees covered by directors' and officers' liability insurance. Insurance claim recoveries are recorded, net of any deductible amounts, at the time the Company's fixed assets suffer insured damages or when crew medical expenses are incurred, recovery is probable under the related insurance policies, the claim is not subject to litigation and the Company can make an estimate of the amount to be reimbursed. The classification of the insurance claims into current and non-current assets is based on management's expectations as to their collection dates.
(i)	Vessels
Vessels acquired as a part of a business combination are recorded at fair market value on the date of acquisition. Vessels acquired as asset acquisitions are stated at historical cost, which consists of the contract price less discounts, plus any material expenses incurred upon acquisition (delivery expenses and other expenditures to prepare for the vessel's initial voyage). Vessels acquired from entities under common control are recorded at historical cost. Subsequent expenditures for conversions and major improvements are capitalized, when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Expenditures for routine maintenance and repairs are expensed as incurred.
(j)	Vessel Depreciation
Depreciation is computed using the straight-line method over the estimated useful life of the vessels, after considering the estimated salvage value. Up to September 30, 2015, management estimated the useful life of the Company's vessels to be 30 years from the date of initial delivery from the shipyard. On October 1, 2015, the Company changed that estimate to 25 years. This change increased depreciation expense by $289 (approximately $0.03 per share) for the year ended December 31, 2015. Salvage value is estimated by the Company by taking the cost of steel times the weight of the ship noted in lightweight ton ("LWT"). Salvage values are periodically reviewed and revised to recognize changes in conditions, new regulations or other reasons. Revisions of salvage values affect the depreciable amount of the vessels and affects depreciation expense in the period of the revision and future periods. On October 1, 2015, the Company revised the salvage value of its vessels. This change increased depreciation expense by $235 (approximately $0.02 per share) for the year ended December 31, 2015.
(k)	Impairment of Long-Lived Assets (Vessels)
The Company reviews its long-lived assets for impairment whenever events or changes in circumstances, such as undiscounted projected operating cash flows, business plans to dispose a vessel earlier than the end of its useful life and prevailing market conditions, indicate that the carrying amount of the assets may not be recoverable. The current conditions in the drybulk market with decreased charter rates and decreased vessel market values are conditions that the Company considers indicators of a potential impairment for its vessels.
The Company determines undiscounted projected operating cash flows, for each vessel and compares it to the vessel's carrying value. When the undiscounted projected operating cash flows expected to be generated by the use of the vessel and its eventual disposition are less than its carrying amount, the Company impairs the carrying amount of the vessel. Measurement of the impairment loss is based on the fair value of the asset as determined by independent valuators. The undiscounted projected operating cash inflows are determined by considering the charter revenues from existing time charters for the fixed fleet days and an estimated daily time charter equivalent for the non-fixed days (based on a combination of 2-year forward freight agreements and the median of the trailing 10-year historical charter rates available for each type of vessel) adjusted for brokerage commissions and expected outflows for scheduled vessels' maintenance. The undiscounted projected operating cash outflows are determined by reference to the Company's actual vessel operating expenses, assuming an average annual inflation rate of 2%. Fleet utilization excluding dry-docking off-hire days is determined by reference to the actual utilization rate of the Company's fleet in the recent years.
The Company recorded net impairment loss of $NIL, $ NIL and $3,564 for the years ended December 31, 2015, 2014 and 2013, respectively.
During the year ended December 31, 2013, the Company recorded an impairment loss of $867 for the vessel African Oryx that was sold on April 10, 2013 and $10,697 for the vessels Davakis G. and Delos Ranger, which were measured at their fair values, upon classification of the vessels financed by the Piraeus Bank loan facilities to current assets as of June 30, 2013, as per the Company's restructuring plan. This was partially offset with the impairment re measurement of $1,000 relating to the UOB vessels, and the impairment re measurement of $7,000 of Davakis G. and Delos Ranger as of December 31, 2013. The impairment loss was measured as the amount by which the carrying amount of the vessel exceeded its fair value less cost to sell, which was determined using the valuation derived from market data available at December 31, 2013.

(l)	Office equipment, net
Equipment consists of computer software and hardware. The useful life of the computer software and hardware is 3 years. Depreciation is calculated on a straight-line basis.
(m)	Dry-Docking and Special Survey Costs
The Company follows the deferral method of accounting for dry-docking costs and special survey costs whereby actual costs incurred are deferred and are amortized on a straight-line basis over the period through the expected date of the next dry-docking which is scheduled to become due in 2 to 3 years. Dry-docking costs which are not fully amortized by the next dry-docking period are expensed. In 2015, the Company changed the presentation of dry-docking and special survey costs on its consolidated statement of cash flows. Payments for dry-docking, shown as an adjustment to reconcile net income / (loss) to net cash provided by / (used in) operating activities was eliminated, and a new line "Deferred charges" under Changes in operating assets and liabilities was added to show gross additions for dry-docking and special survey costs.
(n)	Commitments and Contingencies
Liabilities for loss contingencies, arising from claims, assessments, litigation, fines and penalties, environmental and remediation obligations and other sources are recorded when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated.

(o)	Revenue Recognition
Voyage revenues are generated from time charters, bareboat charters and voyage charters. A time charter is a contract for the use of a vessel for a specific period of time and a specified daily charter hire rate, which is generally payable in advance. Some of the time charters also include profit sharing provisions, under which additional revenue can be realized in the event the spot rates are higher than the base rates under the time charters. A bareboat charter is a contract in which the vessel is provided to the charterer for a fixed period of time at a specified daily rate, which is generally payable in advance. Voyage charter agreements are charter hires, where a contract is made in the spot market for the use of a vessel for a specific voyage at a specified charter rate per ton of cargo.
Time charter revenue, including bareboat hire, is recorded over the term of the charter agreement as the service is provided and collection of the related revenue is reasonably assured. Under a time charter, revenue is adjusted for a vessel's off hire days due to major repairs, dry dockings or special or intermediate surveys. Voyage charter revenue is recognized on a pro-rata basis over the duration of the voyage, when a voyage agreement exists, the price is fixed or determinable, service is provided and the collection of the related revenue is reasonably assured. A voyage is deemed to commence upon signing the charter party or completion of previous voyage, whichever is later, and is deemed to end upon the completion of the discharge of the delivered cargo.
Deferred revenue represents cash received prior to the balance sheet date and is related to revenue applicable to periods after such date.
(p)	Commissions
Commissions, which include address and brokerage commissions, are recognized in the same period as the respective charter revenues. Address commissions to third parties are included in Commissions. Brokerage commissions to third parties are included in Direct voyage expenses.
(q)	Vessel Voyage Expenses
Vessel voyage expenses primarily consist of port, canal, bunker expenses and brokerage commissions that are unique to a particular charter and are paid for by the charterer under time charter agreements and other non-specified voyage expenses.
(r)	Repairs and Maintenance
All repair and maintenance expenses, including major overhauling and underwater inspection expenses are expensed in the year incurred. Such costs are included in Vessel operating expenses.
(s)	Financing Costs
Underwriting, legal and other direct costs incurred with the issuance of long-term debt or to refinance existing debt are deferred and amortized to interest expense over the life of the related debt using the effective interest method. Unamortized fees relating to loans repaid are expensed in the period the repayment is made.
Following the early adoption of Accounting Standards Update ("ASU") 2015-03 "Interest – Imputation of Interest" to simplify the presentation of debt issuance costs, effective December 31, 2015, the Company presents unamortized deferred financing costs as a reduction of long term debt in the accompanying balance sheets. There was no retrospective effect as the Company had neither debt nor debt issuance costs at December 31, 2014.
(t)	Income Taxes
Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized, when applicable, for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest related to unrecognized tax benefits in interest expense and penalties in general and administration expenses. Maritime Capital Shipping (HK) Limited, the Company's management office in Hong Kong, is subject to Hong Kong profits tax at a rate of 16.5% on the estimated assessable profit for the year.
Seanergy Management Corp. ("Seanergy Management"), the Company's management company, established in Greece under Greek Law 89/67 (as amended to date), is subject to an annual contribution calculated on the total amount of foreign exchange annually imported and converted to Euros during 2012-2015 according to a tax bill passed in 2013 under the laws of the Republic of Greece. The tax bill was retroactive to 2012. The contribution to be paid in 2016 by Seanergy Management for 2015 is estimated at approximately $32.
Pursuant to the Internal Revenue Code of the United States (the "Code"), U.S. source income from the international operations of ships is generally exempt from U.S. tax if the company operating the ships meets both of the following requirements: (a) the Company is organized in a foreign country that grants an equivalent exception to corporations organized in the United States and (b) either (i) more than 50% of the value of the Company's stock is owned, directly or indirectly, by individuals who are "residents" of the Company's country of organization or of another foreign country that grants an "equivalent exemption" to corporations organized in the United States (50% Ownership Test) or (ii) the Company's stock is "primarily and regularly traded on an established securities market" in its country of organization, in another country that grants an "equivalent exemption" to United States corporations, or in the United States (Publicly-Traded Test).
Notwithstanding the foregoing, the regulations provide, in pertinent part, that each class of the Company's stock will not be considered to be "regularly traded" on an established securities market for any taxable year in which 50% or more of the vote and value of the outstanding shares of such class are owned, actually or constructively under specified stock attribution rules, on more than half the days during the taxable year by persons who each own 5% or more of the value of such class of the Company's outstanding stock ("5 Percent Override Rule").
The Company and each of its subsidiaries expects to qualify for this statutory tax exemption for the 2015 taxable year, and the Company takes this position for United States federal income tax return reporting purposes. However, there are factual circumstances beyond the Company's control that could cause it to lose the benefit of this tax exemption in future years and thereby become subject to United States federal income tax on its United States source income such as if, for a particular taxable year, other shareholders with a five percent or greater interest in the Company's stock were, in combination with the Company's existing 5% shareholders, to own 50% or more of the Company's outstanding shares of its stock on more than half the days during the taxable year.
The Company estimates that since no more than the 50% of its shipping income would be treated as being United States source income, the effective tax rate is expected to be 2% and accordingly it anticipates that the impact on its results of operations will not be material. The Company has assessed that it satisfies the Publicly-Traded Test and all of its United States source shipping income is exempt from U.S. federal income tax for the years ended December 31, 2015, 2014, and 2013. Based on its U.S. source Shipping Income for 2015, 2014 and 2013, the Company would be subject to U.S. federal income tax of approximately $NIL, $NIL and $25, respectively, in the absence of an exemption under Section 883.
(u)	Stock-based Compensation
Stock-based compensation represents vested and non-vested common stock granted to directors and employees for their services. The Company calculates stock-based compensation expense for the award based on its fair value on the grant date and recognizes it on an accelerated basis over the vesting period.
(v)	Earnings (Losses) per Share
Basic earnings (losses) per common share are computed by dividing net income (loss) available to Seanergy's shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings (losses) per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) are excluded from the calculation of diluted earnings per share.
(w)	Segment Reporting
Seanergy reports financial information and evaluates its operations by total charter revenues and not by the length of vessel employment, customer, or type of charter. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet and thus, Seanergy has determined that it operates under one reportable segment. Furthermore, when Seanergy charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, disclosure of geographic information is impracticable.
(x)	Financial Instruments
Derivative instruments (including certain derivative instruments embedded in other contracts) are recorded in the balance sheet as either an asset or liability measured at its fair value, with changes in the derivatives' fair value recognized currently in earnings unless specific hedge accounting criteria are met. The Company was party to interest swap agreements where it received a floating interest rate and paid a fixed interest rate for a certain period in exchange. These contracts did not qualify for hedge accounting and as such changes in their fair values were reported to earnings. The fair value of those agreements equated to the amount that would be paid by the Company if the agreements were cancelled at the reporting date, taking into account current interest rates.
(y)        Fair Value Measurements
The Company follows the provisions of ASC 820 "Fair Value Measurements and Disclosures", which defines fair value and provides guidance for using fair value to measure assets and liabilities. The guidance creates a fair value hierarchy of measurement and describes fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the market in which the reporting entity transacts. In accordance with the requirements of accounting guidance relating to Fair Value Measurements, the Company classifies and discloses its assets and liabilities carried at the fair value in one of the following categories:
•	Level 1: Quoted market prices in active markets for identical assets or liabilities;
•	Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;
•	Level 3: Unobservable inputs that are not corroborated by market data.
(z)       Troubled Debt Restructurings
A restructuring of a debt constitutes a troubled debt restructuring if the lender or creditor for economic or legal reasons related to the Company's financial difficulties grants a concession to the Company that it would not otherwise consider. Troubled debt that is fully satisfied by foreclosure, repossession, or other transfer of assets or by grant of equity securities by the Company is included in the term troubled debt restructuring and is accounted as such.
The Company, when issuing or otherwise granting an equity interest to a lender or creditor to settle fully a payable or debt, accounts for the equity interest granted at its fair value. The difference between the fair value of the equity interest granted and the carrying amount of the payable or debt settled is recognized as a gain on restructuring of payables or debt. Legal fees and other direct costs incurred in granting an equity interest to a creditor reduce the fair value of the equity interest issued. All other direct costs incurred in connection with a troubled debt restructuring are charged to expense as incurred.
(aa)     Convertible Promissory Notes and related Beneficial Conversion Features
The convertible promissory notes are accounted in accordance with ASC 470-20 "Debt with Conversion and Other Options." The terms of each convertible promissory note included an embedded conversion feature which provided for a conversion at the option of the holder into shares of common stock at a predetermined rate.  The Company determined that the conversion features were beneficial conversion features ("BCF") pursuant to ASC 470-20. The Company considered the BCF guidance only after determining that the features did not need to be bifurcated under ASC 815 "Derivatives and Hedging" or separately accounted for under the cash conversion literature of ASC 470-20 "Debt, Debt with Conversion and Other Options".
Accounting for an embedded BCF in a convertible instrument requires that the BCF be recognized separately at issuance by allocating a portion of the proceeds equal to the intrinsic value of the BCF to additional paid-in capital, resulting in a discount on the convertible instrument. This discount is accreted from the date on which the BCF is first recognized through the stated maturity date of the convertible instrument using the effective yield method. If the intrinsic value of the BCF is greater than the proceeds allocated to the convertible instrument, the amount of the discount assigned to the BCF is limited to the amount of the proceeds allocated to the convertible instrument.
(ab)     Recent Accounting Pronouncements
In May 2014, the FASB issued Accounting Standards Update ("ASU") 2014-09, Revenue from Contracts with Customers (Topic 606). The FASB and the International Accounting Standards Board ("IASB") jointly issued a standard that will supersede virtually all of the existing revenue recognition guidance in U.S. GAAP and is effective for annual periods beginning on or after December 15, 2016. The standard establishes a five-step model that will apply to revenue earned from a contract with a customer (with limited exceptions), regardless of the type of revenue transaction or the industry. The standard's requirements will also apply to the recognition and measurement of gains and losses on the sale of some non-financial assets that are not an output of the entity's ordinary activities (e.g., sales of property, plant and equipment or intangibles). Extensive disclosures will be required, including disaggregation of total revenue; information about performance obligations; changes in contract asset and liability account balances between periods and key judgments and estimates. Management is in the process of accessing the impact of the new standard on Company's financial position and performance. In August 2015, the FASB issued ASU No. 2015-14 "Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date", which defers the effective date of ASU 2014-09 ("Revenue from Contracts with Customers (Topic 606)")" for public business entities to annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. Presently, the Company is assessing what effect the adoption of these ASUs will have on its financial statements and accompanying notes.
In August 2014, the FASB issued ASU 2014-15 – Presentation of Financial Statements - Going Concern. ASU 2014-15 provides guidance about management's responsibility to evaluate whether there is substantial doubt about an entity's ability to continue as a going concern and to provide related footnote disclosures. ASU 2014-15 requires an entity's management to evaluate at each reporting period based on the relevant conditions and events that are known at the date when financial statements are issued, whether there are conditions or events, that raise substantial doubt about the entity's ability to continue as a going concern within one year after the date that the financial statements are issued and to disclose the necessary information. The guidance is effective for annual periods ending after December 15, 2016, and for annual periods and interim periods thereafter. Early application is permitted. Management is in the process of assessing the impact of the new standard on the Company's consolidated financial position and performance.
In February 2015, the FASB issued ASU 2015-02, "Consolidation (Topic 810) - Amendments to the Consolidation Analysis", which provides guidance for reporting entities that are required to evaluate whether they should consolidate certain legal entities. In accordance with ASU 2015-02, all legal entities are subject to reevaluation under the revised consolidation model. ASU 2015-02 is effective for public business entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2015. Early adoption is permitted. The Company is currently in the process of evaluating the impact of the adoption of ASU 2015-02 on the consolidated financial statements.
In July 2015, the FASB issued ASU 2015-11, "Inventory (Topic 330): Simplifying the Measurement of Inventory". Topic 330, Inventory, currently requires an entity to measure inventory at the lower of cost or market. Market could be replacement cost, net realizable value, or net realizable value less an approximately normal profit margin. The amendments in this update require an entity to measure inventory within the scope of this update at the lower of cost and net realizable value.  For public business entities, the amendments in this update are effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The amendments in this update should be applied prospectively with earlier application permitted as of the beginning of an interim or annual reporting period.  While the Company has not yet adopted this ASU, its adoption is not expected to have a material effect on the Company's financial statements and accompanying notes.
In August 2015, the FASB issued ASU 2015-15 "Interest—Imputation of Interest (Subtopic 835-30): Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements—Amendments to SEC Paragraphs Pursuant to Staff Announcement at June 18, 2015 EITF Meeting (SEC Update)" to add to the FASB's Accounting Standards Codification SEC staff guidance that the SEC staff will not object to an entity presenting the costs of securing line-of-credit arrangements as an asset, regardless of whether there are any outstanding borrowings. This updated does not have any effect on the Company's financial statements and accompanying notes presented herein.
In February 2016, the FASB issued ASU 2016-02 Leases (Topic 842) which provides new guidance related to accounting for leases and supersedes existing U.S. GAAP on lease accounting. The ASU will require organizations that lease assets to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases, unless the lease is a short term lease. Public business entities should apply the amendments in ASU 2016-02 for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application is permitted for all public business entities upon issuance. Lessees (for capital and operating leases) and lessors (for sales-type, direct financing, and operating leases) must apply a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. Lessees and lessors may not apply a full retrospective transition approach. Management is in the process of assessing the impact of the new standard on the Company's consolidated financial position and performance.